9. Convertible Debt: Schedule of Debt Conversion (Details)	12 Months Ended
Jun. 30, 2018 USD ($)
Details
Balance on 30 June 2017	$ 510,014
Convertible debt - Interest	7,486
Convertible debt - Conversion	(517,500)
Balance on 30 June 2018, 2019, and 2020	$ 0